Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Loan commitments	$ 44,358,972	$ 50,242,705
Letters of credit outstanding	$ 2,860,480	$ 2,855,480